Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Interest-Bearing Deposits

Interest-bearing deposits as of December 31, 2016 and 2015 were as follows:

	2016	2015
Demand	$183,759	$176,303
Statement and Passbook Savings	384,330	364,066
Certificates of Deposit:
In excess of $100	45,882	53,499
Other	136,481	130,840
Individual Retirement Accounts	25,063	26,710

Total	$775,515	$751,418

Scheduled Maturities of Certificates of Deposit	Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2016 were as follows:

2017	$138,657
2018	38,790
2019	19,980
2020	6,536
2021	3,078
Thereafter	385

Total	$207,426